Consolidated statements of comprehensive income - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement [line items]
Net income		$ 7,768	$ 1,979	$ 9,796	$ 3,644
Other comprehensive income to be eventually recycled into the consolidated income statement
Fair value adjustments on marketable securities, net of taxes		63	16	148	0
Fair value adjustments on deferred cash flow hedges, net of taxes		6	3	9	6
Total fair value adjustments on financial instruments, net of taxes		69	19	157	6
Share of other comprehensive income of associates and joint ventures accounted for using equity method that may be reclassified to profit or loss, net of tax	[1]	(563)	28	(528)	159
Net investment hedge		124	(138)	59	(138)
Currency translation effects	[2]	(809)	1,588	233	2,254
Total of items to eventually recycle		(1,179)	1,497	(79)	2,281
Other comprehensive income never to be recycled into the consolidated income statement
Actuarial gains/losses from defined benefit plans, net of taxes		42	404	224	722
Total comprehensive income		6,631	3,880	9,941	6,647
Attributable to
Shareholders of Novartis AG		6,633	3,881	9,941	6,647
Comprehensive income, attributable to non-controlling interests		(2)	(1)	0	0
Cumulative currency translation losses recycled throught income statement		946	0	946	0
Recycling of the Novartis share of other comprehensive income from associated companies		511	$ 0	511	$ 0
QoQ change [member]
Statement [line items]
Net income		5,789		6,152
Other comprehensive income to be eventually recycled into the consolidated income statement
Fair value adjustments on marketable securities, net of taxes		47		148
Fair value adjustments on deferred cash flow hedges, net of taxes		3		3
Total fair value adjustments on financial instruments, net of taxes		50		151
Share of other comprehensive income of associates and joint ventures accounted for using equity method that may be reclassified to profit or loss, net of tax	[1]	(591)		(687)
Net investment hedge		262		197
Currency translation effects	[2]	(2,397)		(2,021)
Total of items to eventually recycle		(2,676)		(2,360)
Other comprehensive income never to be recycled into the consolidated income statement
Actuarial gains/losses from defined benefit plans, net of taxes		(362)		(498)
Total comprehensive income		2,751		3,294
Attributable to
Shareholders of Novartis AG		2,752		3,294
Comprehensive income, attributable to non-controlling interests		$ (1)		$ 0

[1]	In 2018, Novartis share of other comprehensive income recognized by associated companies, net of taxes of USD 511 million was recycled into the consolidated income statement as a result of the divestment of the investment in GSK Consumer Healthcare Holdings Ltd. (see Note 3). No Novartis share of other comprehensive income recognized by associated companies, net of taxes was recycled into the consolidated income statement in 2017.
[2]	In 2018, cumulative currency translation losses of USD 946 million were recycled into the consolidated income statement as a result of the divestment of the investment in GSK Consumer Healthcare Holdings Ltd. (see Note 3). No currency translation losses or gains were recycled into the consolidated income statement in 2017.